The SEALSQ Group	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The SEALSQ Group

Note 1.      The SEALSQ Group

SEALSQ Corp, together with its consolidated subsidiaries (“SEALSQ” or the “Group” or the “SEALSQ Group”), has its headquarters in Tortola, British Virgin Islands (BVI). SEALSQ Corp, the parent of the SEALSQ Group, was incorporated in April 2022 and is listed on the NASDAQ Capital Market exchange with the valor symbol “LAES” since May 23, 2023.

On January 1, 2023, SEALSQ Corp acquired SEALSQ France SAS (formerly WISeKey Semiconductors SAS), a private joint stock company (French Simplified Joint Stock Company), and its subsidiaries. Prior to that acquisition, SEALSQ did not have any operations.

SEALSQ is a semiconductor company specializing in the design of secure microcontrollers and advanced cybersecurity solutions that integrate Post-Quantum Cryptography (PQC) for the Internet of Things (IoT) ecosystem. As an OEM supplier, we cater to a diverse range of clients, including IoT device manufacturers, branded appliances, and high-value objects, ensuring digital trust and security in an increasingly interconnected world. SEALSQ uniquely combines semiconductor and cybersecurity technologies, embedding countermeasures capable of resisting state-of-the-art tampering attacks, including those anticipated from future Quantum Computing threats. SEALSQ has been granted the highest security resistance level (CC EAL5+), positioning us as a leader in the industry. SEALSQ operates as a Public Key Infrastructure (PKI) Root Certification Authority, certified by global organizations such as WEBTRUST, GSMA, CSA-MATTER, and WI-SUN, covering essential sectors like SSL/TLS, telecommunications, utilities, and home automation. By integrating cybersecurity, semiconductors, and post-quantum IoT, SEALSQ is pioneering the future of digital trust, ensuring that connected devices have a secure, verifiable identity and can communicate safely in an increasingly digital landscape.

The Group anticipates being able to generate profits in the future thanks to the increased focus on the security and authentication of IT components and networks on the market, and its search for new revenue streams which may include investments in, and acquisitions of, companies in the industry.